Valuation and Qualifying Accounts and Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Obsolescence Of Inventories [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	$ 530	$ 479	$ 457
Changes charged to statement of operations accounts	18	31	30
Payments	0	0	0
Write-offs (net of recoveries)	(45)	0	0
Sales, retire- ments and transfers	0	20	(8)
Balance at end of year	503	530	479
Allowance For Uncollectible Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	51	57	57
Changes charged to statement of operations accounts	3	4	5
Payments	0	0	0
Write-offs (net of recoveries)	(11)	(10)	(5)
Sales, retire- ments and transfers	0	0	0
Balance at end of year	43	51	57
Reserves For Environmental Remediation Costs [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	14	17	18
Changes charged to statement of operations accounts	(1)	(2)	0
Payments	0	(1)	(1)
Write-offs (net of recoveries)	0	0	0
Sales, retire- ments and transfers	0	0	0
Balance at end of year	$ 13	$ 14	$ 17